Condensed Statement of Convertible Preferred Stock (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Series A Convertible Preferred Stock
Issuance of convertible preferred stock for cash, issuance costs	$ 746